Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,072,776	$ 1,962,215
Accumulated Depreciation	(817,465)	(740,396)
Property, Plant and Equipment, net	1,255,311	1,221,819
Land And Quarries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	384,688	345,991
Plants [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,498,387	1,378,497
Buildings Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	165,086	151,627
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 24,615	$ 86,100